Capital Stock - Summary of Convertible Preferred Stock (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Shares Authorized		1,860,000
Shares Outstanding		865,429
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Par Value	$ 0.001	$ 0.001
Shares Authorized	40,000	40,000
Shares Outstanding	0	31,250
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Par Value	$ 0.001	$ 0.001
Shares Authorized	320,000	320,000
Shares Outstanding	0	119,140
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Par Value	$ 0.001	$ 0.001
Shares Authorized	1,500,000	1,500,000
Shares Outstanding	0	715,039